Segment information (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) BusinessDivision	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 23,797	SFr 26,242	SFr 25,856
Number of segments | BusinessDivision	6
Income/(loss) from continuing operations before taxes	SFr (2,422)	3,627	4,096
Switzerland
Segment Reporting Information
Net revenues	8,548	8,247	8,035
Income/(loss) from continuing operations before taxes	1,746	401	642
EMEA
Segment Reporting Information
Net revenues	3,846	4,358	4,744
Income/(loss) from continuing operations before taxes	(1,464)	(562)	157
Americas
Segment Reporting Information
Net revenues	8,470	11,097	10,810
Income/(loss) from continuing operations before taxes	(2,877)	3,739	3,365
Asia Pacific
Segment Reporting Information
Net revenues	2,933	2,540	2,267
Income/(loss) from continuing operations before taxes	173	49	(68)
Swiss Universal Bank
Segment Reporting Information
Net revenues	5,563	5,721	5,612
Income/(loss) from continuing operations before taxes	1,659	1,976	1,740
International Wealth Management
Segment Reporting Information
Net revenues	4,394	4,751	4,929
Income/(loss) from continuing operations before taxes	709	1,212	1,217
Asia Pacific
Segment Reporting Information
Net revenues	3,839	3,335	3,018
Income/(loss) from continuing operations before taxes	377	900	752
Global Markets
Segment Reporting Information
Net revenues	7,391	8,613	8,974
Income/(loss) from continuing operations before taxes	(1,944)	2,657	3,012
Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	1,752	2,106	2,014
Income/(loss) from continuing operations before taxes	(353)	508	581
Corporate Center
Segment Reporting Information
Net revenues	445	548	(321)
Income/(loss) from continuing operations before taxes	(360)	(53)	(648)
Strategic Resolution Unit
Segment Reporting Information
Net revenues	413	1,168	1,630
Income/(loss) from continuing operations before taxes	(2,510)	(3,573)	(2,558)
Bank
Segment Reporting Information
Net revenues	23,211	25,589	25,314
Net revenues of non-consolidated affiliate entities	644	656	659
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
Income from continuing operatings before taxes of non-consolidated affiliate entities	279	264	243
Bank | Switzerland
Segment Reporting Information
Net revenues	7,967	7,585	7,479
Income/(loss) from continuing operations before taxes	1,315	(179)	300
Bank | EMEA
Segment Reporting Information
Net revenues	3,819	4,301	4,797
Income/(loss) from continuing operations before taxes	(1,493)	(621)	195
Bank | Americas
Segment Reporting Information
Net revenues	8,514	11,173	10,831
Income/(loss) from continuing operations before taxes	(2,909)	3,723	3,301
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,911	2,530	2,207
Income/(loss) from continuing operations before taxes	149	38	(142)
Bank | Adjustments
Segment Reporting Information
Net revenues	(141)	(105)	(863)
Income/(loss) from continuing operations before taxes	(876)	(719)	(1,090)
Bank | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,563	5,721	5,612
Income/(loss) from continuing operations before taxes	1,659	1,976	1,740
Bank | International Wealth Management
Segment Reporting Information
Net revenues	4,394	4,751	4,929
Income/(loss) from continuing operations before taxes	709	1,212	1,217
Bank | Asia Pacific
Segment Reporting Information
Net revenues	3,839	3,335	3,018
Income/(loss) from continuing operations before taxes	377	900	752
Bank | Global Markets
Segment Reporting Information
Net revenues	7,391	8,613	8,974
Income/(loss) from continuing operations before taxes	(1,944)	2,657	3,012
Bank | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	1,752	2,106	2,014
Income/(loss) from continuing operations before taxes	(353)	508	581
Bank | Strategic Resolution Unit
Segment Reporting Information
Net revenues	413	1,168	1,630
Income/(loss) from continuing operations before taxes	SFr (2,510)	SFr (3,573)	SFr (2,558)